Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net	Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets as follows:

Estimated Useful Life
Transportation equipment	5-20 years
Office furniture and equipment	3-10 years
Leasehold improvements	Shorter of remaining lease term or useful life
Property and equipment, net consisted of the following:

	December 31, 2023	December 31, 2022
Transportation equipment	$311,584	$294,846
Office furniture and equipment	3,131	2,591
Leasehold improvements	2,306	137
Construction in progress	147	447
Deposits on transportation equipment	23,923	29,729

	341,091	327,750
Less: Accumulated depreciation	(87,115)	(75,057)

Property and equipment, net	$253,976	$252,693